Accounts Receivable, Net	9 Months Ended
Sep. 30, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

7. ACCOUNTS RECEIVABLE, NET

Trade accounts receivable consist of amounts due from the sale of the Company's products. Such accounts receivable are uncollateralized customer obligations due under normal trade terms requiring payment within 30 to 45 days of receipt of the invoice. The Company provides an allowance for doubtful accounts equal to the estimated uncollectible amounts based on historical collection experience and a review of the current status of trade accounts receivable.

Accounts receivable consisted of the following as of September 30, 2020 and December 31, 2019:

(Amounts in US$'s)	September 30, 2020	December 31, 2019
Account receivables	$2,547,763	$2,859,489
Less: Allowance for doubtful accounts	(1,654,356)	(690,830)
Total account receivables, net	$893,407	$2,168,659

Bad debt expense totaled $647,643 for the three- and nine-months ended September 20, 2020. There was no bad debt expense for the period from inception through September 30, 2019.

During 2020, LTAS entered into an accounts receivable purchase and security agreement. The Company utilizes this agreement to factor, with full recourse, certain accounts receivable of one specific customer of LTAS on an invoice-by-invoice basis at the LTAS's discretion. This agreement allows LTAS to obtain 85% of the value of each invoice factored in the form of cash in advance of payment to help finance operations. Payment on factored invoices are made directly to the counterparty, who in turn remits any funds remaining after it recovers the amount advanced to the LTAS and fees for the transaction. The transfers of financial assets do not qualify under ASC 860 as sale transactions and are accounted for as if they were secured borrowings. LTAS continues to report the transferred financial asset in its statement of financial position while recognizing any cash received as an obligation to return the cash to the transferee. LTAS's continuing involvement with all transferred financial assets relative to this agreement consists of (1) the full recourse provisions of the contract, (2) participation in additional future cashflows from the full payment of the invoice, and (3) the unconditional guarantee of ComSovereign. At September 30, 2020, the amount of accounts receivable that has been pledged as security interest under the factoring arrangement totaled $68,347 and the corresponding liability totaled $58,095.